COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Jazz [Member]
Operating Leased Assets [Line Items]
Rent expenses	$ 2,800	$ 2,800	$ 3,000
Future minimum payments of non-cancelable operating building leases
2018	2,800
2019	2,800
2020	2,400
2021	2,400
Thereafter	$ 500
TPSCo [Member]
Operating Leased Assets [Line Items]
Lease term	5 years	5 years
Future minimum payments of non-cancelable operating building leases
2018	$ 14,075
2019	3,518
Outstanding capital lease liability	$ 15,854
Annual interest rate on lease	1.85%
Future minimum lease payments under capital leases
2018	$ 3,032
2019	3,538
2020	3,377
2021	$ 5,907
Percentage of lease agreement on machinery and equipment	40.00%
TPSCo [Member] | Machinery and Equipment [Member]
Future minimum lease payments under capital leases
Capital lease term	3 years
Tacoma [Member]
Future minimum lease payments under capital leases
Cash received for technological license and consultation	$ 18,000
Percentage of capacity allocation	50.00%
Capacity allocation per month | item	40,000